Short-term loans (Tables)	12 Months Ended
Dec. 31, 2019
Short-term loans
Components of the outstanding short term loans

	As of December 31,
	2018	2019
	RMB	RMB
RMB denominated	1,000,000	627,608
U.S. dollar denominated	343,160	466,037

Total	1,343,160	1,093,645